Intangible Assets (Details Narrative) (10-K) - USD ($) $ in Thousands			12 Months Ended
	Aug. 27, 2018	Jun. 28, 2018	Dec. 28, 2019	Dec. 29, 2018	Jun. 06, 2018
Gross intangibles			$ 34,703	$ 35,301
Accumulated amortization			15,192	12,644
Amortization of intangible assets			$ 2,726	2,811
Weighted average useful life of intangible assets			8 years
PeopleServe Inc., and PeopleServe PRS, Inc [Member]
Gross intangibles					$ 2,999
Accumulated amortization					$ 2,460
Key Resources, Inc [Member]
Intangible assets	$ 7,400
Clement May, Limited [Member]
Intangible assets		$ 1,194
Trade Names [Member]
Weighted average estimated useful life	10 years
Gross intangibles			$ 9,458	9,580
Accumulated amortization			3,558	2,747
Trade Names [Member] | Key Resources, Inc [Member]
Intangible assets	$ 1,000
Weighted average estimated useful life	10 years
Trade Names [Member] | Clement May, Limited [Member]
Intangible assets		$ 470
Weighted average estimated useful life		8 years 4 months 24 days
Non-Compete [Member]
Weighted average estimated useful life	10 years
Gross intangibles			2,488	2,487
Accumulated amortization			2,349	2,259
Non-Compete [Member] | Key Resources, Inc [Member]
Intangible assets
Weighted average estimated useful life	10 years
Non-Compete [Member] | Clement May, Limited [Member]
Intangible assets		$ 273
Weighted average estimated useful life		8 years 4 months 24 days
Customer Relationships [Member]
Weighted average estimated useful life	10 years
Gross intangibles			22,757	23,234
Accumulated amortization			$ 9,285	$ 7,638
Customer Relationships [Member] | Key Resources, Inc [Member]
Intangible assets	$ 6,400
Weighted average estimated useful life	10 years
Customer Relationships [Member] | Clement May, Limited [Member]
Intangible assets		$ 451
Weighted average estimated useful life		8 years 4 months 24 days